NET LOSS PER SHARE - Basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (82,553)	$ (17,471)
Less: Deemed dividend to preferred stockholders	0	(9,484)
Net loss attributable to common stockholders	$ (82,553)	$ (26,955)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	12,263,160	9,075,646
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	12,263,160	9,075,646
Net loss per share attributable to common shareholders, basic (in dollars per share)	$ (6.73)	$ (2.97)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	$ (6.73)	$ (2.97)